Fees and Expenses - American Beacon Funds	Aug. 31, 2025 USD ($)
American Beacon DoubleLine Floating Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  47 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  57  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Expense Breakpoint Discounts [Text]	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses and Acquired Fund Fees and Expenses for the A Class, C Class and R5 Class shares are based on estimated expenses for the current fiscal year. In addition, Other Expenses and Acquired Fund Fees and Expenses for the Y Class and Investor Class shares are restated based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Fund is the successor to the DoubleLine Floating Rate Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I shares and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares and Class N shares, respectively, of the Predecessor Fund, but instead are restated to reflect the Fund’s estimated expenses. In addition, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Share Class	A	C	Y	R5	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	2.50%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Share Class	A	C	Y	R5	Investor
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses2,[3]	0.28%	0.28%	0.30%	0.24%	0.55%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[4]	1.04%	1.79%	0.81%	0.75%	1.06%
Fee Waiver and/or expense reimbursement[5]	(0.04)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.00%	1.78%	0.80%	0.74%	1.05%
[2],[3],[4],[5]
Expenses Deferred Charges [Text Block]	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $250,000 or more. However, the Fund assesses a contingent deferred sales charge (‘’CDSC’’) of 0.50% on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through February 20, 2028. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

Share Class	1 Year	3 Years	5 Years	10 Years
A	$349	$569	$809	$1,486
C	$281	$562	$969	$2,104
Y	$82	$258	$449	$1,002
R5	$76	$239	$416	$929
Investor	$107	$336	$584	$1,293

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption of shares:
Expense Example, No Redemption [Table]

Share Class	1 Year	3 Years	5 Years	10 Years
C	$181	$562	$969	$2,104

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2025, the Predecessor Fund’s portfolio turnover rate was 65% of the average value of its portfolio. During the fiscal period ended September 30, 2025, the Predecessor Fund’s portfolio turnover rate was  44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%
American Beacon DoubleLine Select Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information  is available from your financial professional and in “Choosing Your Share Class” on page 47 of the Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Fund is the successor to the DoubleLine Select Income Fund, formerly known as the DoubleLine Infrastructure Income Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I and Class N shares, respectively, of the Predecessor Fund, but instead reflect the Fund’s estimated expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Share Class	Y	R6	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Share Class	Y	R6	Investor
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.11%	0.10%	0.38%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.62%	0.61%	0.89%
Fee Waiver and/or expense reimbursement[3]	(0.02)%	(0.02)%	(0.04)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	0.60%	0.59%	0.85%
[6],[7],[8]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through February 20, 2028. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Expense Example, With Redemption [Table]

Share Class	1 Year	3 Years
Y	$61	$197
R6	$60	$193
Investor	$87	$280

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2025, the Predecessor Fund’s portfolio turnover rate was 45% of the average value of its portfolio. During the fiscal period ended September 30, 2025, the Predecessor Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%

[1]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $250,000 or more. However, the Fund assesses a contingent deferred sales charge (‘’CDSC’’) of 0.50% on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[2]
2	Other Expenses and Acquired Fund Fees and Expenses for the A Class, C Class and R5 Class shares are based on estimated expenses for the current fiscal year. In addition, Other Expenses and Acquired Fund Fees and Expenses for the Y Class and Investor Class shares are restated based on estimated expenses for the current fiscal year.

[3]
3	Other Expenses include 0.04% of loan interest expenses.

[4]
4	The Fund is the successor to the DoubleLine Floating Rate Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I shares and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares and Class N shares, respectively, of the Predecessor Fund, but instead are restated to reflect the Fund’s estimated expenses. In addition, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]
5	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through February 20, 2028, to the extent that Total Annual Fund Operating Expenses exceed 0.95% for the A Class, 1.73% for the C Class, 0.75% for the Y Class, 0.69% for the R5 Class, and 1.00% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[6]
1	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.

[7]
2	The Fund is the successor to the DoubleLine Select Income Fund, formerly known as the DoubleLine Infrastructure Income Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I and Class N shares, respectively, of the Predecessor Fund, but instead reflect the Fund’s estimated expenses.

[8]
3	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class and Investor Class shares, as applicable, through February 20, 2028, to the extent that Total Annual Fund Operating Expenses exceed 0.59% for the Y Class, 0.58% for the R6 Class and 0.84% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.